UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2014 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--1.4%
Lear	75,700		6,541,237
Banks--5.3%
BancorpSouth	199,300		4,013,902
BankUnited	19,700		600,653
Comerica	97,700		4,871,322
Fifth Third Bancorp	101,900		2,040,038
KeyCorp	533,700		7,114,221
Regions Financial	110,000		1,104,400
SunTrust Banks	152,700		5,807,181
			25,551,717
Capital Goods--10.8%
Hexcel	86,000	a	3,414,200
Huntington Ingalls Industries	71,000		7,398,910
L-3 Communications Holdings	41,000		4,875,720
Lennox International	79,900		6,141,913
Lincoln Electric Holdings	86,200		5,959,437
Masco	31,500		753,480
Rockwell Automation	29,700		3,263,436
SPX	64,400		6,049,092
Textron	152,700		5,495,673
Trinity Industries	112,600		5,260,672
WABCO Holdings	34,000	a	3,092,300
			51,704,833
Commercial & Professional Services--.7%
Manpowergroup	49,800		3,490,980
Consumer Durables & Apparel--2.6%
Deckers Outdoor	47,800	a	4,645,204
Hanesbrands	73,900		7,939,816
			12,585,020
Consumer Services--1.9%
Starwood Hotels & Resorts
Worldwide	10,000	b	832,100
Wyndham Worldwide	99,900		8,117,874

			8,949,974
Diversified Financials--5.9%
Affiliated Managers Group	15,100	a	3,025,436
Moody's	91,200		8,618,400
Navient	130,800		2,316,468
T. Rowe Price Group	100,300		7,863,520
Waddell & Reed Financial, Cl. A	123,700		6,394,053
			28,217,877
Energy--5.4%
Chesapeake Energy	212,000		4,873,880
Denbury Resources	134,000		2,014,020
Dril-Quip	24,800	a	2,217,120
EQT	78,500		7,185,890
Kosmos Energy	121,000	a	1,205,160
Marathon Petroleum	20,300		1,718,801
SM Energy	87,400		6,817,200
			26,032,071
Food & Staples Retailing--1.8%
Kroger	168,100		8,741,200
Food, Beverage & Tobacco--3.8%
Constellation Brands, Cl. A	10,600	a	923,896
Hershey	24,500		2,338,035
Monster Beverage	89,700	a	8,222,799
Tyson Foods, Cl. A	174,800		6,881,876
			18,366,606
Health Care Equipment & Services--7.5%
Align Technology	54,200	a	2,801,056
Boston Scientific	579,400	a	6,842,714
C.R. Bard	50,800		7,249,668
CareFusion	69,000	a	3,122,250
Cigna	18,500		1,677,765
DENTSPLY International	34,000		1,550,400
Health Net	160,800	a	7,414,488
Hill-Rom Holdings	80,200		3,322,686
Teleflex	20,200		2,121,808
			36,102,835
Household & Personal Products--1.6%
Energizer Holdings	62,600		7,712,946
Insurance--1.6%
Reinsurance Group of America	25,000		2,003,250

RenaissanceRe Holdings	25,900		2,589,741
Unum Group	90,300		3,104,514
			7,697,505
Materials--4.8%
Cabot	50,500		2,563,885
Commercial Metals	190,900		3,258,663
International Flavors & Fragrances	34,100		3,269,508
Packaging Corporation of America	50,400		3,216,528
Scotts Miracle-Gro, Cl. A	91,800		5,049,000
Worthington Industries	148,900		5,542,058
			22,899,642
Media--.4%
Starz, Cl. A	50,900	a	1,683,772
Pharmaceuticals, Biotech & Life Sciences--6.3%
Agilent Technologies	107,500		6,125,350
Charles River Laboratories
International	81,100	a	4,844,914
Covance	62,300	a	4,903,010
Mettler-Toledo International	29,200	a	7,478,996
Myriad Genetics	51,000	a,c	1,967,070
United Therapeutics	37,100	a	4,772,915
			30,092,255
Real Estate--4.4%
Corrections Corporation of America	195,679	b	6,723,530
General Growth Properties	45,600	b	1,073,880
HCP	163,600	b	6,496,556
Host Hotels & Resorts	172,800	b	3,685,824
Kimco Realty	37,900	b	830,389
Potlatch	57,500	b	2,312,075
			21,122,254
Retailing--7.3%
AutoZone	4,600	a	2,344,436
Bed Bath & Beyond	113,600	a	7,478,288
Dollar General	67,500	a	4,124,925
GameStop, Cl. A	114,200	c	4,705,040
Macy's	83,600		4,863,848
O'Reilly Automotive	54,000	a	8,119,440
PetSmart	44,900		3,147,041
			34,783,018
Semiconductors & Semiconductor Equipment--3.6%

International Rectifier	101,800	a	3,994,632
Micron Technology	208,200	a	7,132,932
Skyworks Solutions	104,000		6,037,200
			17,164,764
Software & Services--9.6%
ANSYS	50,400	a	3,813,768
CA	186,000		5,196,840
Computer Sciences	64,800		3,962,520
Convergys	27,100		482,922
Conversant	120,400	a	4,123,700
DST Systems	69,900		5,866,008
FactSet Research Systems	23,900	c	2,904,567
Fiserv	92,500	a	5,978,738
Intuit	104,300		9,141,895
NeuStar, Cl. A	63,500	a,c	1,576,705
VeriSign	48,100	a	2,651,272
			45,698,934
Technology Hardware & Equipment--4.8%
ARRIS Group	102,000	a	2,892,210
Brocade Communications Systems	225,200		2,447,924
Harris	10,500		697,200
Juniper Networks	69,600		1,541,640
NetApp	160,900		6,912,264
SanDisk	86,800		8,502,060
			22,993,298
Transportation--3.8%
Alaska Air Group	77,600		3,378,704
Copa Holdings, Cl. A	19,900		2,135,071
Kirby	18,100	a	2,133,085
Old Dominion Freight Line	19,800	a	1,398,672
Southwest Airlines	269,100		9,087,507
			18,133,039
Utilities--4.2%
AES	94,600		1,341,428
AGL Resources	73,400		3,768,356
Entergy	99,300		7,678,869
IDACORP	8,400		450,324
Wisconsin Energy	159,800		6,871,400
			20,110,377
Total Common Stocks

(cost $397,905,777)		476,376,154

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $67,157)	67,157 [d]	67,157
Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,187,821)	9,187,821 [d]	9,187,821
Total Investments (cost $407,160,755)	101.4%	485,631,132
Liabilities, Less Cash and Receivables	(1.4%)	(7,008,453)
Net Assets	100.0%	478,622,679

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $8,883,095 and the value of the collateral held by the fund was $9,187,821.
d Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $78,470,377 of which $88,564,733 related to appreciated investment securities and $10,094,356 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.8
Software & Services	9.6
Health Care Equipment & Services	7.5
Retailing	7.3
Pharmaceuticals, Biotech & Life Sciences	6.3
Diversified Financials	5.9
Energy	5.4
Banks	5.3
Materials	4.8
Technology Hardware & Equipment	4.8
Real Estate	4.4
Utilities	4.2

Food, Beverage & Tobacco	3.8
Transportation	3.8
Semiconductors & Semiconductor Equipment	3.6
Consumer Durables & Apparel	2.6
Consumer Services	1.9
Money Market Investments	1.9
Food & Staples Retailing	1.8
Household & Personal Products	1.6
Insurance	1.6
Automobiles & Components	1.4
Commercial & Professional Services	.7
Media	.4
101.4

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	474,241,083	-	-	474,241,083
Equity Securities - Foreign Common Stocks+	2,135,071	-	-	2,135,071
Mutual Funds	9,254,978	-	-	9,254,978

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)